Subsequent events (Details) - $ / shares			12 Months Ended
	Mar. 10, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)			$ 1.76	$ 1.76	$ 1.52
Common share cash dividends paid (in dollars per share)			$ 1.76	$ 1.76	$ 1.52
Number of shares authorized to be repurchased (up to) (in shares)			3,452,000
Subsequent Event
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)		$ 0.44
Number of shares authorized to be repurchased (up to) (in shares)		2,000,000
Scenario, Forecast | Subsequent Event
Subsequent Event [Line Items]
Common share cash dividends paid (in dollars per share)	$ 0.44